Property and Equipment - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34.3	$ 22.0	$ 15.2
Purchases of property and equipment remaining in accounts payable	26.7	$ 6.9	$ 4.3
Building, Building Improvements and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Committed for construction of new buildings, building improvements and leasehold improvements	$ 34.6